Average Annual Total Returns - Voya Securitized Credit Fund	Class A 1 Yr	Class A 5 Yrs	Class A 10 Yrs	Class A Since Inception	Class A Inception Date	Class A Bloomberg Barclays U.S. Securitized MBS/ABS/CMBS Index 1 Yr		Class A Bloomberg Barclays U.S. Securitized MBS/ABS/CMBS Index 5 Yrs		Class A Bloomberg Barclays U.S. Securitized MBS/ABS/CMBS Index 10 Yrs	Class A Bloomberg Barclays U.S. Securitized MBS/ABS/CMBS Index Since Inception		Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I Bloomberg Barclays U.S. Securitized MBS/ABS/CMBS Index 1 Yr		Class I Bloomberg Barclays U.S. Securitized MBS/ABS/CMBS Index 5 Yrs		Class I Bloomberg Barclays U.S. Securitized MBS/ABS/CMBS Index 10 Yrs	Class I Bloomberg Barclays U.S. Securitized MBS/ABS/CMBS Index Since Inception		Class P 1 Yr	Class P 5 Yrs	Class P 10 Yrs	Class P Since Inception	Class P Inception Date	Class P After tax on distributions 1 Yr	Class P After tax on distributions 5 Yrs	Class P After tax on distributions 10 Yrs	Class P After tax on distributions Since Inception	Class P After tax on distributions with sale 1 Yr	Class P After tax on distributions with sale 5 Yrs	Class P After tax on distributions with sale 10 Yrs	Class P After tax on distributions with sale Since Inception	Class P Bloomberg Barclays U.S. Securitized MBS/ABS/CMBS Index 1 Yr		Class P Bloomberg Barclays U.S. Securitized MBS/ABS/CMBS Index 5 Yrs		Class P Bloomberg Barclays U.S. Securitized MBS/ABS/CMBS Index 10 Yrs	Class P Bloomberg Barclays U.S. Securitized MBS/ABS/CMBS Index Since Inception		Class W 1 Yr	Class W 5 Yrs	Class W 10 Yrs	Class W Since Inception	Class W Inception Date	Class W Bloomberg Barclays U.S. Securitized MBS/ABS/CMBS Index 1 Yr		Class W Bloomberg Barclays U.S. Securitized MBS/ABS/CMBS Index 5 Yrs		Class W Bloomberg Barclays U.S. Securitized MBS/ABS/CMBS Index 10 Yrs	Class W Bloomberg Barclays U.S. Securitized MBS/ABS/CMBS Index Since Inception
Total	(5.05%)	3.26%		3.53%	Aug. 03, 2015	4.18%	[1]	3.16%	[1]	[1]	3.01%	[1]	(2.23%)	4.13%		4.27%	Aug. 03, 2015	4.18%	[1]	3.16%	[1]	[1]	3.01%	[1]	(1.68%)	4.74%		4.91%	Aug. 07, 2014	(3.66%)	2.37%		2.56%	(0.99%)	2.47%		2.48%	4.18%	[1]	3.16%	[1]	[1]	3.01%	[1]	(2.29%)	4.09%		4.24%	Aug. 01, 2017	4.18%	[1]	3.16%	[1]	[1]	3.01%	[1]

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.